GROUP COMPANIES	12 Months Ended
Dec. 31, 2017
Interest In Other Entities [Abstract]
GROUP COMPANIES
GROUP COMPANIES
In accordance with Section 409 of the Companies Act 2006, a full list of subsidiaries, partnerships, associates, joint ventures and joint arrangements, the country of incorporation and the effective percentage of equity owned, as at 31 December 2017 are disclosed below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interest held equals the voting rights held by the Group.

Name	Country of Incorporation	% Equity interest	Registered Address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n- 09246 Quintanaurria (Burgos)
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7 Pol.ind.Alcalde Caballero 50014 (Zaragoza)
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km. 3- 35250 ingenio (Gran Canaria)
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/Monasterio de las Huelgas, 7 Pol.ind.Alcalde Caballero 50014(Zaragoza)

Name	Country of Incorporation	% Equity interest	Registered Address
Amalgamated Beverages Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
BBH Investment Ireland Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda.Alcalde Alfonso Molina, s/n- 15007 (A Coruña)
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
BH Holdings Lux Commandite SCS	Luxembourg	100%(A)	2, rue des Joncs L-1818 Howald
BH Holdings Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
BH Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
BH SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105 Reykjavík
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Great Britain Limited	United Kingdom	100%(B)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Watermanweg 30, 3067 GG Rotterdam
Bottling Holdings Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holding France SAS	France	100%	9 chemin de Bretagne 92784 Issy-les-Moulineaux
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245 Berlin
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%	Sandkruger Straße 234 26133 Oldenburg
Cc Iberian Partners Gestion, S.L.	Spain	100%	C/Ribera del Loira, 20-22 - 28042 (Madrid)
CC Verpackungs GmbH	Germany	100%	Schieferstraße 20 06126 Halle (Saale)
CCEP Equipment Services Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5 1470 Lørenskog
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C 136 87 Haninge
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22, 2ª Planta – 28042 (Madrid)
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor 25-28 Adelaide Road Dublin 2
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
Coca-Cola European Partners Belgium SPRL	Belgium	100%	Chaussée de Mons 1424,1070 Brussels
Coca-Cola European Partners Deutschland GmbH	Germany	100%	Stralauer Allee 4, 10245 Berlin
Coca-Cola European Partners France SAS	France	100%(C)	9 chemin de Bretagne 92784 Issy-les-Moulineaux
Coca-Cola European Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings US, Inc.	United States	100%(B)	1209 Orange St. Wilmington, 19801 Delaware
Coca-Cola European Partners Iberia, S.L.U.	Spain	100%	C/ Ribera del Loira, 20-22, 2nd floor, 28042 (Madrid)
Coca-Cola European Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110 Reykjavik
Coca-Cola European Partners Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
Coca-Cola European Partners Nederland B.V.	Netherlands	100%	Watermanweg 30, 3067 GG Rotterdam
Coca-Cola European Partners Norge AS	Norway	100%	Robsrudskogen 5 1470 Lørenskog
Coca-Cola European Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Portugal Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2929- 509 Azeitão (Setúbal)
Coca-Cola European Partners Services Bulgaria EOOD	Bulgaria	100%	48 Sitnyakovo Blvd, Serdika Center, Office Building, floor 5, 1505 Sofia
Coca-Cola European Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, UB8 1EZ
Coca-Cola European Partners Services SPRL	Belgium	100%(D)	Chaussée de Mons 1424,1070 Brussels

Name	Country of Incorporation	% Equity interest	Registered Address
Coca-Cola European Partners Sverige AB	Sweden	100%	136 87 Haninge
Coca-Cola European Partners US II, LLC	United States	100%	1209 Orange St. Wilmington, 19801 Delaware
Coca-Cola European Partners US, LLC	United States	100%	1209 Orange St. Wilmington, 19801 Delaware
Coca-Cola Immobilier SCI	France	100%(C)	9 chemin de Bretagne 92784 Issy-les-Moulineaux France
Coca-Cola Production SAS	France	100%	Zone d’entreprises de Bergues – Commune de Socx – 59380 Bergues
Compañía Asturiana De Bebidas Gasesosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granada) Siero- 33006 Oviedo Spain
Compañia Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera Del Loira, 20-22 , 2ª Planta -28042 (MADRID)
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av.Real Monasterio de Sta.María de Poblet,36 – 46930 (Quart de Poblet)
Compañia Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Compañia Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22 , 2ª Planta -28042 (MADRID)
Conversia IT, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22 , 2ª Planta -28042 (MADRID)
Developed System Logistics, S.L.U.	Spain	100%	Av.Henry Ford, 25, Manzana 19, Complejo Pq.Ind.Juan Carlos I , 46220 (Picassent) Valencia
GBH Investment Ireland Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
GBH Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
GH Luxembourg SCS	Luxembourg	100%(A)	2, rue des Joncs L-1818 Howald
GR Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Herdt Verwaltungs GmbH i.L.	Germany	100%	Karl-Herdt-Weg 100 63075 Offenbach
Infineo Recyclage SAS	France	49%(E)	Sainte Marie la Blanche – 21200 Dijon
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 Brussel
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Kaderleden OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 Brussel
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
IPARSOFT, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Lusobega ,S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq.Tecnológico de Leganes- 28919 (Leganes)
Peña Umbria, S.L.U	Spain	100%	Av. Real Monasterio de Sta. María de Poblet,36 – 46930 (Quart de Poblet)
Refecon Águas S.A.	Portugal	100%	Quinta da Salmoura - Cabanas-2929- 509 Azeitão (Setúbal)
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 La Rinconada (Sevilla)
Refrige Sgps, S.A	Portugal	100%	Quinta da Salmoura- Cabanas, 2929-509 (Azeitão)
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Svenska Brettbolaget AB	Sweden	19.6%	Greg Turegatan 9 114 46 Stockholm Sweden
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
WB Investment Ireland Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, rue des Joncs L-1818 Howald
WBH Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
WIH UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Wir sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4 10245 Berlin Germany

(A)	Class A and B shares.

(B)	Including preference shares issued to the Group.

(C)	Group shareholding 99.99% or greater.

(D)	Class A, B and C shares.

(E)	Class A and B shares. The Group holds 49% of Class B shares.